[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


SUMMARY PROSPECTUS | February 1, 2010, as supplemented on June 21, 2010

-------------------------------------------------------------------------------

LARGE CAP APPRECIATION FUND

CLASS/Ticker: Class A/WFAPX -  Class B/WFABX -  Class C/WFACX


     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Large Cap Appreciation Fund seeks long-term capital appreciation.

FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 81 and 84 of the Prospectus and "Additional Purchase and Redemption Information" on page 46 of the SAI.


 SHAREHOLDER FEES (fees paid
directly from your
  investment)                      CLASS A       CLASS B        CLASS C
  Maximum sales charge            5.75%           None          None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales          None/1/       5.00%         1.00%
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES (expenses that you
pay each year
as a percentage of the value
  of your investment)              CLASS A       CLASS B        CLASS C
  Management Fees                 0.70%         0.70%         0.70%
  Distribution (12b-1) Fees       0.00%         0.75%         0.75%
  Other Expenses                  0.90%         0.90%         0.91%
  TOTAL ANNUAL FUND               1.60%         2.35%         2.36%
  OPERATING EXPENSES
  Fee Waivers                     0.37%         0.37%         0.38%
  TOTAL ANNUAL FUND               1.23%         1.98%         1.98%
OPERATING EXPENSES AFTER FEE
  WAIVER/1/

1 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

                                 1 YEAR       3 YEARS       5 YEARS       10 YEARS
 CLASS A (if you sell your      $  693      $  1,017      $  1,363      $  2,336
shares at the end of the
  period)
 CLASS B (if you sell your      $  701      $    998      $  1,422      $  2,376
shares at the end of the
  period)
 CLASS C (if you sell your      $  301      $    700      $  1,226      $  2,667
shares at the end of the
  period)

                                   1 YEAR       3 YEARS       5 YEARS       10 YEARS
 CLASS A (if you do not sell      $  693      $  1,017      $  1,363      $  2,336
your shares at the end of
  the period)
 CLASS B (if you do not sell      $  201      $    698      $  1,222      $  2,376
your shares at the end of
  the period)
 CLASS C (if you do not sell      $  201      $    700      $  1,226      $  2,667
your shares at the end of
  the period)

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 140% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Effective at the close of business on June 18, 2010, the Fund has withdrawn its interests in its corresponding master portfolio and now invests directly in a portfolio of securities. The Fund formerly was a gateway fund that sought to achieve its investment objective by investing substantially all of its assets in a corresponding master portfolio with a substantially identical investment objective and substantially similar investment strategies. The investment activities of the Fund now occur, and all advisory and sub-advisory services described in the Prospectus are now provided, directly at the gateway fund level.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations of $3 billion or more. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

In making investment decisions for the Fund, we consider companies in the Russell 1000 (Reg. TM) Index and the S&P 500 (Reg. TM) Index. We rank the stocks in this universe based upon a number of growth criteria, such as the change in consensus earnings estimates over time, the company's history of meeting earnings targets and improvements in return on equity. Stocks are also evaluated based on certain valuation criteria, such as earnings quality and price to earnings ratios. The most competitively ranked stocks are then subjected to an analysis of company fundamentals, such as management strength, competitive industry position, business prospects, and financial statement data, such as earnings, cash flows and profitability. We re-rank the universe frequently in an effort to consistently achieve a favorable balance of growth and valuation characteristics for the Fund. We may sell a stock when company or industry fundamentals deteriorate, when a company has negative earnings surprises, or when company management lowers expectations for sales or earnings. As a risk control measure, we may reduce our allocation to a particular stock if we see that its weighting in the portfolio has become excessive in our view. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.


LIQUIDITY RISK. A security may not be able to be sold at the time desired without adversely affecting the price.


MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

--------------------------------------------------------------------------------
PERFORMANCE

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.


[GRAPHIC APPEARS HERE]




        CALENDAR YEAR TOTAL RETURNS FOR CLASS A (Incepted on August 31, 2001) AS OF 12/31 EACH YEAR
                   (Returns do not reflect sales charges and would be lower if they did)
  2002                         2003        2004       2005       2006     2007        2008       2009
-23.81%                       27.34%      11.88%      8.86%      6.22%    17.09%     -43.51%     22.81%





             BEST AND WORST QUARTER
  Best Quarter:       Q3    2009       13.93%
  Worst Quarter:      Q4    2008      -23.02%



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09 (Returns
reflect applicable sales
  charges)                         1 YEAR       5 YEARS       LIFE OF FUND
 CLASS A (Incepted on August      15.75%         -2.41%          -0.38%
31, 2001) Returns Before
  Taxes
 CLASS A (Incepted on August      15.66%         -3.11%          -0.85%
31, 2001) Returns After
  Taxes on Distributions
 CLASS A (Incepted on August      10.23%         -2.05%          -0.34%
31, 2001) Returns After
  Taxes on Distributions
  and Sale of Fund Shares
 CLASS B (Incepted on August      17.22%         -2.38%          -0.30%
31, 2001) Returns Before
  Taxes
 CLASS C (Incepted on August      21.22%         -1.97%          -0.41%
31, 2001) Returns Before
  Taxes
 RUSSELL 1000 (Reg. TM)           37.21%          1.63%           1.35%
GROWTH INDEX (reflects no
deduction for fees, expenses
  or
  taxes)


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER         PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Cadence Capital     WILLIAM B. BANNICK, CFA, Portfolio Manager / 2003
 Management, L.C.   ROBERT L. FITZPATRICK, CFA, Portfolio Manager / 2004
                    MICHAEL J. SKILLMAN, Portfolio Manager / 2007


The Board of Trustees has approved the reorganization of the Fund into another Wells Fargo Advantage Fund, subject to the satisfaction of a number of conditions, including approval by Fund shareholders.

SUMMARY OF IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND SHARES

TRANSACTION POLICIES


 BUYING FUND SHARES            TO PLACE ORDERS OR REDEEM SHARES
----------------------------- --------------------------------------------
 MINIMUM INITIAL INVESTMENT    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Class A and Class C: $1,000  P.O. Box 8266
 Class B shares are           Boston, MA 02266-8266
generally closed to new
  investment.                 INTERNET: www.wellsfargo.com/advantagefunds
 MINIMUM ADDITIONAL
INVESTMENT
                              PHONE OR WIRE: 1-800-222-8222
 All Classes: $100
                              IN PERSON: Investor Center
 See HOW TO BUY SHARES
beginning on page 92 of the
                              100 Heritage Reserve
 Prospectus
                              Menomonee Falls,WI 53051.


                              CONTACT YOUR FINANCIAL PROFESSIONAL.



 *Class A shares of the Index Fund are closed to new investors.
In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.



                                                                  0601810/P1810A
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


SUMMARY PROSPECTUS | February 1, 2010, as supplemented on June 21, 2010

-------------------------------------------------------------------------------

LARGE CAP APPRECIATION FUND

CLASS/Ticker: Institutional/WFASX


     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Large Cap Appreciation Fund seeks long-term capital appreciation.

FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.



  SHAREHOLDER FEES (fees paid directly from
                    your
                investments)
  Maximum sales charge                   None
  (load) imposed on purchases
  Maximum deferred sales                 None
  charge (load)


          ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of
          the value of your investment)
  Management Fees                       0.70%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.46%
  TOTAL ANNUAL FUND                     1.16%
  OPERATING EXPENSES
  Fee Waivers                           0.46%
  TOTAL ANNUAL FUND                     0.70%
OPERATING EXPENSES AFTER FEE
  WAIVER/1/

1 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year       $     72
   3 Years      $    323
   5 Years      $    594
   10 Years     $  1,368

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 140% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Effective at the close of business on June 18, 2010, the Fund has withdrawn its interests in its corresponding master portfolio and now invests directly in a portfolio of securities. The Fund formerly was a gateway fund that sought to achieve its investment objective by investing substantially all of its assets in a corresponding master portfolio with a substantially identical investment objective and substantially similar investment strategies. The investment activities of the Fund now occur, and all advisory and sub-advisory services described in the Prospectus are now provided, directly at the gateway fund level.

We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations of $3 billion or more. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In making investment decisions for the Fund, we consider companies in the Russell 1000 (Reg. TM) Index and the S&P 500 (Reg. TM) Index. We rank the stocks in this universe based upon a number of growth criteria, such as the change in consensus earnings estimates over time, the company's history of meeting earnings targets and improvements in return on equity. Stocks are also evaluated based on certain valuation criteria, such as earnings quality and price to earnings ratios. The most competitively ranked stocks are then subjected to an analysis of company fundamentals, such as management strength, competitive industry position, business prospects, and financial statement data, such as earnings, cash flows and profitability. We re-rank the universe frequently in an effort to consistently achieve a favorable balance of growth and valuation characteristics for the Fund. We may sell a stock when company or industry fundamentals deteriorate, when a company has negative earnings surprises, or when company management lowers expectations for sales or earnings. As a risk control measure, we may reduce our allocation to a particular stock if we see that its weighting in the portfolio has become excessive in our view. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

LIQUIDITY RISK. A security may not be able to be sold at the time desired without adversely affecting the price.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

--------------------------------------------------------------------------------
PERFORMANCE

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.


[GRAPHIC APPEARS HERE]

                             CALENDAR YEAR TOTAL RETURNS AS OF 12/31 EACH YEAR
                             INSTITUTIONAL CLASS (Incepted on August 31, 2006)
  2002                         2003        2004       2005       2006     2007      2008         2009
-23.69%                       27.66%      12.13%      9.10%      6.57%    17.76%     -43.31%     23.42%


             BEST AND WORST QUARTER
  Best Quarter:       Q3    2009       14.22%
  Worst Quarter:      Q4    2008      -23.06%


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                     1 YEAR       5 YEARS       LIFE OF FUND
 INSTITUTIONAL CLASS (Incepted on August 31, 2006)
  Returns Before Taxes            23.42%         -0.85%          0.66%
  Returns After Taxes on          23.09%         -1.70%          0.10%
  Distributions
  Returns After Taxes on          15.22%         -0.82%          0.49%
Distributions and Sale of
  Fund Shares
 RUSSELL 1000 (Reg. TM)           37.21%          1.63%          1.35%
  GROWTH INDEX
  (reflects no deduction for
  expenses or taxes)


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER         PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Cadence Capital     WILLIAM B. BANNICK, CFA, Portfolio Manager / 2003
 Management, L.C.   ROBERT L. FITZPATRICK, CFA, Portfolio Manager / 2004
                    MICHAEL J. SKILLMAN, Portfolio Manager / 2007


The Board of Trustees has approved the reorganization of the Fund into another Wells Fargo Advantage Fund, subject to the satisfaction of a number of conditions, including approval by Fund shareholders.

SUMMARY OF IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND SHARES

TRANSACTION POLICIES
Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.


 INSTITUTIONS PURCHASING       TO PLACE ORDERS OR REDEEM SHARES
----------------------------- -------------------------------------------
  FUND SHARES
-----------------------------
 OPENING AN ACCOUNT            MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutions which           P.O. Box 8266
currently have another
  account with
 WELLS FARGO ADVANTAGE FUNDS  Boston, MA 02266-8266
  may open an account by
 phone or internet. If the    INTERNET:www.wellsfargo.com/advantagefunds
institution does not have
  an
 account, contact your        PHONE OR WIRE: 1-800-222-8222 or
  investment representative.
 FOR MORE INFORMATION         1-800-368-7550
 See HOW TO BUY SHARES        IN PERSON: Investor Center
  beginning on page 59 of the
 Prospectus                   100 Heritage Reserve
                              Menomonee Falls,Wisconsin 53051.
                              CONTACT YOUR INVESTMENT REPRESENTATIVE.


TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.



                                                                  0603122/P3122A
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


SUMMARY PROSPECTUS | February 1, 2010, as supplemented on February 5, 2010, and June 21, 2010

-------------------------------------------------------------------------------

LARGE CAP APPRECIATION FUND

CLASS/Ticker: Administrator/WFAKX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Large Cap Appreciation Fund seeks long-term capital appreciation.

FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.



  SHAREHOLDER FEES (fees paid directly from
                    your
                investments)
  Maximum sales charge                   None
  (load) imposed on purchases
  Maximum deferred sales                 None
  charge (load)


          ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of
          the value of your investment)
  Management Fees                       0.70%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.72%
  TOTAL ANNUAL FUND                     1.42%
  OPERATING EXPENSES/1/
  Fee Waivers                           0.42%
  TOTAL ANNUAL FUND                     1.00%
OPERATING EXPENSES AFTER FEE
  WAIVER/2/

1 Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $    102
   3 Years     $    408
   5 Years     $    736
  10 Years     $  1,666

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 140% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Effective at the close of business on June 18, 2010, the Fund has withdrawn its interests in its corresponding master portfolio and now invests directly in a portfolio of securities. The Fund formerly was a gateway fund that sought to achieve its investment objective by investing substantially all of its assets in a corresponding master portfolio with a substantially identical investment objective and substantially similar investment strategies. The investment activities of the Fund now occur, and all advisory and sub-advisory services described in the Prospectus are now provided, directly at the gateway fund level.


We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations of $3 billion or more. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

In making investment decisions for the Fund, we consider companies in the Russell 1000 (Reg. TM) Index and the S&P 500 (Reg. TM) Index. We rank the stocks in this universe based upon a number of growth criteria, such as the change in consensus earnings estimates over time, the company's history of meeting earnings targets and improvements in return on equity. Stocks are also evaluated based on certain valuation criteria, such as earnings quality and price to earnings ratios. The most competitively ranked stocks are then subjected to an analysis of company fundamentals, such as management strength, competitive industry position, business prospects, and financial statement data, such as earnings, cash flows and profitability. We re-rank the universe frequently in an effort to consistently achieve a favorable balance of growth and valuation characteristics for the Fund. We may sell a stock when company or industry fundamentals deteriorate, when a company has negative earnings surprises, or when company management lowers expectations for sales or earnings. As a risk control measure, we may reduce our allocation to a particular stock if we see that its weighting in the portfolio has become excessive in our view. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.


LIQUIDITY RISK. A security may not be able to be sold at the time desired without adversely affecting the price.


MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

--------------------------------------------------------------------------------
PERFORMANCE

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.


[GRAPHIC APPEARS HERE]




                      CALENDAR YEAR TOTAL RETURNS AS OF 12/31 EACH YEAR
                      ADMINISTRATOR CLASS (Incepted on August 31, 2001)
  2002                         2003        2004       2005       2006     2007      2008       2009
-23.69%                       27.66%      12.13%      9.10%      6.52%    17.34%    -43.50%    23.71%

             BEST AND WORST QUARTER
  Best Quarter:       Q3    2009       13.92%
  Worst Quarter:      Q4    2008      -23.12%


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                     1 YEAR       5 YEARS       LIFE OF FUND
 ADMINISTRATOR CLASS (Incepted on August 31, 2001)
  Returns Before Taxes            23.71%         -0.95%            0.60%
  Returns After Taxes on          23.54%         -1.73%            0.09%
  Distributions
  Returns After Taxes on          15.41%         -0.86%            0.47%
Distributions and Sale of
  Fund Shares
 RUSSELL 1000 (Reg. TM)           37.21%          1.63%            1.35%
GROWTH INDEX (reflects no
deduction for expenses or
  taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER         PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Cadence Capital     WILLIAM B. BANNICK, CFA, Portfolio Manager / 2003
 Management, L.C.   ROBERT L. FITZPATRICK, CFA, Portfolio Manager / 2004
                    MICHAEL J. SKILLMAN, Portfolio Manager / 2007


The Board of Trustees has approved the reorganization of the Fund into another Wells Fargo Advantage Fund, subject to the satisfaction of a number of conditions, including approval by Fund shareholders.

SUMMARY OF IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND SHARES

TRANSACTION POLICIES
Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.


 INSTITUTIONS PURCHASING       TO PLACE ORDERS OR REDEEM SHARES
----------------------------- -------------------------------------------
  FUND SHARES
-----------------------------
 OPENING AN ACCOUNT            MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutions which           P.O. Box 8266
currently have another
  account with
 WELLS FARGO ADVANTAGE FUNDS  Boston, MA 02266-8266
  may open an account by
 phone or internet. If the    INTERNET:www.wellsfargo.com/advantagefunds
institution does not have
  an
 account, contact your        PHONE OR WIRE: 1-800-222-8222 or
  investment representative.
 FOR MORE INFORMATION         1-800-368-7550
 See HOW TO BUY SHARES        IN PERSON: Investor Center
  beginning on page 90 of the
 Prospectus                   100 Heritage Reserve
                              Menomonee Falls,Wisconsin 53051.
                              CONTACT YOUR INVESTMENT REPRESENTATIVE.


TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.



                                                                  0601813/P1813A
 4